Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Taxes
Schedule of income tax expense

($ in millions)	2013	2012	2011
Current taxes	1,258	967	1,278
Deferred taxes	(136)	63	(34)

Tax expense from continuing operations	1,122	1,030	1,244

Tax benefit from discontinued operations	(8)	—	(1)

Effective tax rate for the year

($ in millions, except % data)	2013	2012	2011
Income from continuing operations before taxes	4,066	3,838	4,550
Weighted-average tax rate	22.7%	23.6%	24.9%
Income taxes at weighted-average tax rate	922	906	1,134
Items taxed at rates other than the weighted-average tax rate	110	60	103
Changes in valuation allowance, net	31	44	(22)
Effects of changes in tax laws and enacted tax rates	1	(27)	(17)
Other, net	58	47	46

Tax expense from continuing operations	1,122	1,030	1,244

Effective tax rate for the year	27.6%	26.8%	27.3%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2013	2012
Deferred tax assets:
Unused tax losses and credits	1,000	1,009
Pension and other accrued liabilities	1,335	1,395
Inventories	302	287
Property, plant and equipment	83	125
Other	140	104

Total gross deferred tax asset	2,860	2,920
Valuation allowance	(589)	(550)

Total gross deferred tax asset, net of valuation allowance	2,271	2,370
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,433)	(1,366)
Pension and other accrued liabilities	(206)	(252)
Inventories	(135)	(118)
Other current assets	(161)	(169)
Unremitted earnings	(598)	(766)
Other	(60)	(26)

Total gross deferred tax liability	(2,593)	(2,697)

Net deferred tax liability	(322)	(327)

Included in:
"Deferred taxes"—current assets	832	869
"Deferred taxes"—non-current assets	370	334
"Deferred taxes"—current liabilities	(259)	(270)
"Deferred taxes"—non-current liabilities	(1,265)	(1,260)

Net deferred tax liability	(322)	(327)

Unrecognized tax benefits

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2011	714	178	892
Net change due to acquisitions and divestments	9	2	11
Increase relating to prior year tax positions	52	61	113
Decrease relating to prior year tax positions	(31)	(11)	(42)
Increase relating to current year tax positions	128	2	130
Decrease relating to current year tax positions	(2)	—	(2)
Decrease due to settlements with tax authorities	(78)	(27)	(105)
Decrease as a result of the applicable statute of limitations	(135)	(35)	(170)
Exchange rate differences	(4)	(1)	(5)

Balance at December 31, 2011, which would, if recognized, affect the effective tax rate	653	169	822
Net change due to acquisitions and divestments	10	—	10
Increase relating to prior year tax positions	51	26	77
Decrease relating to prior year tax positions	(73)	(56)	(129)
Increase relating to current year tax positions	141	1	142
Decrease relating to current year tax positions	(3)	—	(3)
Decrease due to settlements with tax authorities	(89)	(11)	(100)
Decrease as a result of the applicable statute of limitations	(29)	(7)	(36)
Exchange rate differences	8	5	13

Balance at December 31, 2012, which would, if recognized, affect the effective tax rate	669	127	796
Net change due to acquisitions and divestments	17	2	19
Increase relating to prior year tax positions	43	36	79
Decrease relating to prior year tax positions	(30)	—	(30)
Increase relating to current year tax positions	90	4	94
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(18)	(5)	(23)
Decrease as a result of the applicable statute of limitations	(46)	(13)	(59)
Exchange rate differences	9	3	12

Balance at December 31, 2013, which would, if recognized, affect the effective tax rate	733	154	887

Open tax years subject to examination

Region	Year
Europe	2007
The Americas	2010
Asia	2004
Middle East & Africa	2004